Note 20 - Regulatory Capital Matters (Details Textual) - USD ($)		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Rule 1					0.625%
Increase in Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets					0.625%
Tier 1 Capital Conservation Buffer of Risk Weighted Assets					2.50%
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries		$ 8,725,000	$ 9,100,000	$ 10,000,000
Series A Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares	9,360	9,360	8,661	9,979